INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2023
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES	INVESTMENT IN ASSOCIATED COMPANIES

The Company has, and has had, certain wholly-owned subsidiaries which are accounted for using the equity method of accounting, as it has been determined under ASC 810 that they are variable interest entities in which SFL is not the primary beneficiary.

As of December 31, 2023, 2022 and 2021, the Company had the following participation in investments that are recorded using the equity method:

	2023	2022	2021
River Box Holding Inc.	49.90%	49.90%	49.90%
SFL Hercules Ltd	*	*	*

River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. The remaining 50.1% of the shares of River Box are held by a subsidiary of Hemen Holding Limited ("Hemen"), the Company's largest shareholder and a related party.

*SFL Hercules Ltd ("SFL Hercules") owned the drilling rig, Hercules which was leased to a subsidiary of Seadrill, previously a related party. Because the main asset of SFL Hercules was the subject of a lease which each included both a fixed price call option and a fixed price purchase obligation or put option, it was previously determined to be variable interest entity in which the Company was not the primary beneficiary. In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries entered into court approved interim agreements with Seadrill relating to the drilling rig, Hercules. Following certain amendments to the Hercules bareboat charter and loan facility agreements, SFL Hercules was determined to no longer be a variable interest entity and was consolidated from August 2021.

Summarized balance sheet information of the Company's equity method investees is as follows:

	River Box
(in thousands of $)	2023	2022
Share presented	49.90%	49.90%
Current assets	16,371	15,186
Non-current assets	220,816	234,572
Total assets	237,187	249,758
Current liabilities	15,173	14,267
Non-current liabilities (1)	205,541	218,944
Total liabilities	220,714	233,211
Total stockholders' equity (2)	16,473	16,547
(1)River Box non-current liabilities as of December 31, 2023, include $45.0 million due to SFL (December 31, 2022: $45.0 million). (See Note 25: Related Party Transactions).
(2)In the year ended December 31, 2023, River Box paid a dividend of $2.9 million to the Company (December 31, 2022: $2.9 million).
Summarized statement of operations information of the Company's equity method investees is shown below.

River Box	Year ended December 31,
(in thousands of $)	2023	2022
Operating revenues	18,358	19,269
Net operating revenues	18,339	19,248
Net income (3)	2,848	2,833

	Year ended December 31, 2021
(in thousands of $)	River Box	SFL Hercules	TOTAL
Operating revenues	20,115	13,753	33,868
Net operating revenues	20,094	6,558	26,652
Net income (3)	3,267	927	4,194

(3)The net income of River Box for the years ended December 31, 2023 and December 31, 2022, includes interest payable to SFL amounting to $4.6 million and $4.6 million, respectively. The net income of River Box and SFL Hercules for 2021 includes interest payable to SFL amounting to $4.6 million and $2.4 million, respectively. (See Note 25: Related Party Transactions).

Movements in the year ended December 31, 2023, in the allowance for expected credit losses can be summarized as follows:

As of December 31, 2023
(in thousands of $)	River Box
Share presented	49.90%
Balance as of December 31, 2022	378
Allowance recorded in net income of associated company	(70)
Balance as of December 31, 2023	308

As indicated in Note 2: 'Accounting Policies', the allowance for expected credit losses is based on an analysis of factors including the credit rating assigned to the lessee, management's assessment of current and expected conditions in the offshore drilling market and calculated collateral exposure.
In the year ended December 31, 2023, River Box paid a dividend of $2.9 million to the Company (December 31, 2022: $2.9 million, December 31, 2021: $2.2 million).